DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Year ended December 31,
	2023	2024
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of heavy equipment and parts	56,449	45,763
Engineering consultancy service income	7,032	2,190
	63,481	47,953
Revenue recognition over time:
Rental income	9,301	10,543

	72,782	58,496

SCHEDULE OF FINANCIAL INFORMATION OF GEOGRAPHIC SEGMENTS
	Year ended December 31,
	2023	2024
	S$’000	S$’000

Singapore	69,735	54,836

Other countries	3,047	3,660

	72,782	58,496